PROPERTY AND EQUIPMENT (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Property And Equipment [Line Items]
Laboratory equipment	$ 284,516	$ 287,516	$ 195,672
Accumulated depreciation	(223,074)	(209,448)	(195,672)
Net Property and Equipment	$ 61,442	$ 78,068	$ 0